Schedule of nominal value and present value portion to be paid (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Percentage interest	100.00%
Amounts paid in 2019	R$ 3
Nominal value of amounts to be paid in the next 12 months	R$ 3
Queimadao Consortium Enterprise [Member]
IfrsStatementLineItems [Line Items]
Percentage interest	82.50%
Amounts paid in 2019	R$ 1
Nominal value of amounts to be paid in the next 12 months	R$ 1